Investment Strategy - Global X Funds - Global X Disruptive Materials ETF	Mar. 01, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Underlying Index is designed to provide exposure to companies that produce rare earth components, metals and other raw or composite materials that have been identified as being essential to critical technologies such as consumer electronics, electric vehicles, aircraft engines, energy storage, medical equipment, oil refining, automotive and chemical products, robotics, and in military applications such as missiles and radar systems. Each material has been determined by Solactive AG, the provider of the Underlying Index (the “Index Provider”) to be a rare earth element and/or a material instrumental to the development and production of one or more critical technologies. Critical technologies refer to those technologies that are essential to the development and production of long-term, structural changes to existing products, services, industries, or sectors. Specifically, the Underlying Index will include securities issued by “Rare Earth & Critical Materials Companies” as defined by the Index Provider. Rare Earth & Critical Materials Companies are those companies that derive at least 50% of their revenues in aggregate from the exploration, mining, production and/or enhancement of one or more of the following ten materials categories: Carbon Fiber, Cobalt, Copper, Graphene & Graphite, Lithium, Manganese, Nickel, Platinum & Palladium, Rare Earth Elements, and Zinc (collectively, “Rare Earth & Critical Materials Categories”). Companies engaged in exploration and mining include those companies involved in locating and extracting rare earth elements and critical materials. Companies engaged in production include those companies involved in manufacturing, processing, and trading rare earth elements and critical materials for primary usage. Companies engaged in enhancement include those companies involved in refining, developing, and/or smelting materials to extract and purify rare earth elements and critical materials. As of December 31, 2025, the Underlying Index had [ ] constituents.